Summary Of Significant Accounting Policies (Narrative) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Stock-based compensation - salaries			$ 1,489,026	$ 2,872,438	$ 3,155,974	$ 463,750
General and administrative expense	$ 1,200,174	$ 2,889,262	2,413,793	3,744,931	4,528,437	892,549
Research and development expense			$ 0	$ 0	$ 361,200
Non-Redeemable Convertible Notes, Convertible Notes, Stock Payable And Warrants [Member]
Antidilutive securities excluded from computation of earnings per share			7,120,538,388	4,674,514,415
Convertible Promissory Notes [Member]
Antidilutive securities excluded from computation of earnings per share					4,674,514,415	206,301,000
Revenue [Member] | One Customer [Member]
Revenue percentage					100.00%
Computer Equipment [Member]
Estimated useful life of the asset			3 years
Depreciation methodology			50% declining balance
Previously Reported [Member]
Stock-based compensation - salaries				$ 1,126,638
Stock-based compensation - services				$ 1,745,800